Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

13. Stockholders' Equity

     The following is a summary of our stockholder's equity capital accounts as of the dates indicated:

	December 31, 2012	December 31, 2011
Preferred Stock, $1.00 par value:
Authorized shares	50,000,000	50,000,000
Issued shares	26,224,854	25,724,854
Outstanding shares	26,224,854	25,724,854

Common Stock, $1.00 par value:
Authorized shares	400,000,000	400,000,000
Issued shares	260,780,109	192,604,918
Outstanding shares	260,373,754	192,275,248

Preferred Stock. The following is a summary of our preferred stock activity during the periods presented (dollars in thousands, except per share amounts):

	Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
		Weighted Avg.		Weighted Avg.		Weighted Avg.
	Shares	Dividend Rate	Shares	Dividend Rate	Shares	Dividend Rate

Beginning balance	25,724,854	7.013%	11,349,854	7.663%	11,474,093	7.697%
Shares issued	11,500,000	6.500%	14,375,000	6.500%	349,854	6.000%
Shares redeemed	(11,000,000)	7.716%	-	0.000%	(5,513)	7.500%
Shares converted	-	0.000%	-	0.000%	(468,580)	7.262%
Ending balance	26,224,854	6.493%	25,724,854	7.013%	11,349,854	7.663%

     During the three months ended December 31, 2010, we issued 349,854 shares of 6.00% Series H Cumulative Convertible and Redeemable Preferred Stock in connection with a business combination. These shares have a liquidation value of $25.00 per share. Dividends are payable quarterly in arrears. The preferred stock, which has no stated maturity, may be redeemed by us at a redemption price of $25.00 per share, plus accrued and unpaid dividends on such shares to the redemption date, on or after December 31, 2015.

     During the three months ended March 31, 2011, we issued 14,375,000 of 6.50% Series I Cumulative Convertible Perpetual Preferred Stock. These shares have a liquidation value of $50.00 per share. Dividends are payable quarterly in arrears. The preferred stock is not redeemable by us. The preferred shares are convertible, at the holder's option, into 0.8460 shares of common stock (equal to an initial conversion price of approximately $59.10).

     During the three months ended March 31, 2012, we issued 11,500,000 of 6.50% Series J Cumulative Redeemable Preferred Stock. Dividends are payable quarterly in arrears. The preferred stock, which has no stated maturity, may be redeemed by us at a redemption price of $25.00 per share, plus accrued and unpaid dividends on such shares to the redemption date, on or after March 7, 2017.

     Common Stock. The following is a summary of our common stock issuances during the periods indicated (dollars in thousands, except per share amounts):

	Shares Issued	Average Price	Gross Proceeds	Net Proceeds

September 2010 public issuance	9,200,000	$45.75	$420,900	$403,921
December 2010 public issuance	11,500,000	43.75	503,125	482,448
2010 Dividend reinvestment plan issuances	1,957,364	43.95	86,034	86,034
2010 Equity shelf program issuances	431,082	44.94	19,371	19,013
2010 Option exercises	129,054	31.17	4,022	4,022
2010 Totals	23,217,500		$1,033,452	$995,438

March 2011 public issuance	28,750,000	$49.25	$1,415,938	$1,358,543
November 2011 public issuance	12,650,000	50.00	632,500	606,595
2011 Dividend reinvestment plan issuances	2,534,707	48.44	122,794	121,846
2011 Equity shelf program issuances	848,620	50.53	42,888	41,982
2011 Option exercises	232,081	37.17	8,628	8,628
2011 Totals	45,015,408		$2,222,748	$2,137,594

February 2012 public issuance	20,700,000	$53.50	$1,107,450	$1,062,256
August 2012 public issuance	13,800,000	58.75	810,750	778,011
September 2012 public issuance	29,900,000	56.00	1,674,400	1,606,665
2012 Dividend reinvestment plan issuances	2,136,140	56.37	120,411	120,411
2012 Option exercises	341,371	40.86	13,949	13,949
2012 Senior note conversions	1,039,721		0	0
2012 Totals	67,917,232		$3,726,960	$3,581,292

     Dividends. The increase in dividends is primarily attributable to increases in our common and preferred shares outstanding as described above. Please refer to Notes 2 and 18 for information related to federal income tax of dividends. The following is a summary of our dividend payments (in thousands, except per share amounts):

	Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
	Per Share	Amount	Per Share	Amount	Per Share	Amount

Common Stock	$2.96000	$653,321	$2.83500	$483,746	$2.74000	$348,578
Series D Preferred Stock	0.50301	2,012	1.96875	7,875	1.96875	7,875
Series E Preferred Stock	-	0	-	0	1.12500	94
Series F Preferred Stock	0.48715	3,410	1.90625	13,344	1.90625	13,344
Series G Preferred Stock	-	0	-	0	1.40640	332
Series H Preferred Stock	2.85840	1,000	2.85840	1,000	-	0
Series I Preferred Stock	3.25000	46,719	1.33159	38,283	-	0
Series J Preferred Stock	1.39038	15,988	-	0	-	0
Totals		$722,450		$544,248		$370,223

Accumulated Other Comprehensive Income. The following is a summary of accumulated other comprehensive income/(loss) as of the dates indicated (in thousands):

	December 31, 2012	December 31, 2011
Unrecognized gains (losses) on cash flow hedges	$(6,957)	$(8,561)
Unrecognized gains (losses) on equity investments	(216)	(619)
Unrecognized gains (losses) on foreign currency translation	(881)	0
Unrecognized actuarial gains (losses)	(2,974)	(2,748)
Totals	$(11,028)	$(11,928)

     Other Equity. Other equity consists of accumulated option compensation expense, which represents the amount of amortized compensation costs related to stock options awarded to employees and directors. Expense, which is recognized as the options vest based on the market value at the date of the award, totaled $2,875,000, $1,917,000 and $1,634,000 for the years ended December 31, 2012, 2011 and 2010, respectively.